FINANCIAL INSTRUMENTS - Derivative Narrative (Details) ozt in Thousands, bbl in Thousands, lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) lb $ / pound ozt bbl $ / bbl counterparty	Dec. 31, 2016 USD ($)	Dec. 31, 2017 AUD lb $ / pound ozt bbl $ / bbl counterparty	Dec. 31, 2015 bbl	Dec. 31, 2014 lb	Dec. 31, 2013 AUD
Disclosure of detailed information about financial instruments [line items]
Number of counterparties | counterparty	18		18
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax $3 and ($9)	$ (16)	$ 16
Gain (loss) on non-hedge derivatives	6	12
Fuel contracts
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on non-hedge derivatives	0	5
Gold and Copper Contracts
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on non-hedge derivatives	4
Gold
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on non-hedge derivatives	$ 4	2
Commodity price risk | Fuel contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	206		206
Commodity price risk | Gold
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | ozt	210		210
Commodity price risk | Gold positions
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | ozt	105		105
Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax $3 and ($9)	$ (19)	25
Hedge ineffectiveness due to changes in original forecasted transaction	5
Interest rate contracts | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax $3 and ($9)	0	0
Interest rate contracts | Cash flow hedge | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	71
Currency contracts | Cash flow hedge | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount | AUD			AUD 0			AUD 990,000,000
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax $3 and ($9)		(14)
Fuel contracts | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax $3 and ($9)	(8)	$ 23
Hedge ineffectiveness due to changes in original forecasted transaction	$ 5
WTI Fuel Contract | Cash flow hedge | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	840		840	8,040
Average price of hedging instrument (fuel in USD/barrell; copper in USD/lb) | $ / bbl	79		79
Silver | Cash flow hedge | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax $3 and ($9)	$ 190
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb					65
Hedge ineffectiveness due to changes in original forecasted transaction	2
Copper | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax $3 and ($9)	$ (11)
Copper | Cash flow hedge | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	60		60
Derivatives purchased during period | lb	115
Copper put option contracts | Cash flow hedge | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Average price of hedging instrument (fuel in USD/barrell; copper in USD/lb) | $ / pound	2.83		2.83
Copper call contracts | Cash flow hedge | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Average price of hedging instrument (fuel in USD/barrell; copper in USD/lb) | $ / pound	3.25		3.25
Net Asset Position
Disclosure of detailed information about financial instruments [line items]
Number of counterparties | counterparty	6		6
Derivative financial assets (liabilities)	$ 2
Net Liability Position
Disclosure of detailed information about financial instruments [line items]
Number of counterparties | counterparty	12		12
Derivative financial assets (liabilities)	$ (31)